Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-41423
Entity Registrant Name	AiRWA INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	74 E. Glenwood Ave.
Entity Address, Address Line Two	#320
Entity Address, City or Town	Smyrna
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19977
City Area Code	(646)
Local Phone Number	453-0678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	YYAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false